Share Compensation and Employee Benefit Plans - Narrative (Details) - USD ($)		12 Months Ended
	Jan. 03, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 15, 2023	Dec. 31, 2015
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, amount capitalized		$ 0	$ 0
Expected volatility percentage		35.90%
Risk free rate of percentage		4.40%
Defined contribution plan, cost		$ 1,600,000	1,200,000	$ 3,100,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number (in shares)				4,305,650
Share-based compensation arrangement by share-based payment award, shares issued in period (in shares)	2,359,517
Share-based payment arrangement, accelerated cost	$ 21,000,000		21,000,000
Accrued payroll taxes	17,300,000		$ 17,300,000
Share-based payment arrangement, decrease for tax withholding obligation	$ 50,600,000
Class of warrant or right, outstanding (in shares)		0	0
Class of warrant or right, Number of securities called by warrants or rights (in shares)	11,194,164
Cumulative dividends	$ 34,100,000					$ 34,100,000
Restricted Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		342,110
Share-based compensation arrangement by share-based payment award, equity instruments other than options, outstanding, weighted average remaining contractual terms			1 year 10 months 24 days
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number (in shares)		555,230	723,658
Restricted Share Units | April 1, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)			489,006
Performance Share Units Without Market Conditions
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		188,121
Share-based compensation arrangement by share-based payment award, equity instruments other than options, outstanding, weighted average remaining contractual terms		1 year 6 months
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number (in shares)		472,211	286,042
Performance Share Units Without Market Conditions | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-award vesting rights, percentage		0.00%
Performance Share Units Without Market Conditions | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-award vesting rights, percentage		200.00%
Performance Shares Units With Market Conditions
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		188,096
Share-based compensation arrangement by share-based payment award, equity instruments other than options, outstanding, weighted average remaining contractual terms		2 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number (in shares)		188,096	0
Performance Shares Units With Market Conditions | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-award vesting rights, percentage		0.00%
Performance Shares Units With Market Conditions | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-award vesting rights, percentage		200.00%
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)					4,913,119
Common stock, capital, remaining shares reserved for future issuance (in shares)		3,312,124
Share-based payment arrangement, amount capitalized		$ 9,800,000	$ 8,100,000
Fair value of awards		6,400,000	0
2023 Plan | General and Administrative Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		$ 7,800,000	6,500,000
2015 And 2018 Plan | Investment Company, Dividend Distribution
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense			$ 21,000,000	$ 10,800,000